MERCHANDISE TRUSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
MERCHANDISE TRUSTS
6.	MERCHANDISE TRUSTS

At September 30, 2019 and December 31, 2018, the Partnership’s merchandise trusts consisted of investments in debt and equity marketable securities and cash equivalents, both directly and through mutual and investment funds. All of these investments are carried at fair value. All of these investments are subject to the fair value hierarchy and considered either Level 1 or Level 2 assets pursuant to the three-level hierarchy described in Note 13 Fair Value of Financial Instruments. There were no Level 3 assets. When the Partnership receives a payment from a pre-need customer, the Partnership deposits the amount required by law into the merchandise trusts that may be subject to cancellation on demand by the pre-need customer. The Partnership’s merchandise trusts related to states in which pre-need customers may cancel contracts with the Partnership comprises 53.6% of the total merchandise trust as of September 30, 2019. The merchandise trusts are variable interest entities (“VIE”) of which the Partnership is deemed the primary beneficiary. The assets held in the merchandise trusts are required to be used to purchase the merchandise and provide the services to which they relate. If the value of these assets falls below the cost of purchasing such merchandise and providing such services, the Partnership may be required to fund this shortfall.

The Partnership included $9.3 million and $8.7 million of investments held in trust as required by law by the West Virginia Funeral Directors Association at September 30, 2019 and December 31, 2018 respectively, in its merchandise trust assets. These trusts are recognized at their account value, which approximates fair value.

A reconciliation of the Partnership’s merchandise trust activities for the nine months ended September 30, 2019 and 2018 is presented below (in thousands):

	Nine months ended September 30,
	2019	2018
Balance—beginning of period	$488,248	$515,456
Contributions	40,440	49,762
Distributions	(45,256)	(53,321)
Interest and dividends	22,537	20,486
Capital gain distributions	363	405
Realized gains and losses, net	2,063	(258)
Other than temporary impairment	(2,816)	(11,977)
Taxes	(655)	(337)
Fees	(3,206)	(3,049)
Unrealized change in fair value	17,811	2,860
Balance—end of period	$519,529	$520,027

During the nine months ended September 30, 2019 and 2018, purchases of available for sale securities were approximately $42.2 million and $78.3 million, respectively. During the nine months ended September 30, 2019 and 2018, sales, maturities and paydowns of available for sale securities were approximately $30.7 million and $66.6 million, respectively. Cash flows from pre-need contracts are presented as operating cash flows in the Partnership’s unaudited condensed consolidated statement of cash flows.

The cost and market value associated with the assets held in the merchandise trusts as of September 30, 2019 and December 31, 2018 were as follows (in thousands):

September 30, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$182,560	$—	$—	$182,560
Fixed maturities:
U.S. governmental securities	2	488	10	(95)	403
Corporate debt securities	2	816	13	(116)	713
Total fixed maturities		1,304	23	(211)	1,116
Mutual funds—debt securities	1	117,566	4,937	(79)	122,424
Mutual funds—equity securities	1	47,346	3,035	(1)	50,380
Other investment funds(1)		130,952	2,410	(2,524)	130,838
Equity securities	1	13,293	1,175	(4)	14,464
Other invested assets	2	8,403	16	—	8,419
Total investments		$501,424	$11,596	$(2,819)	$510,201
West Virginia Trust Receivable		9,328	—	—	9,328
Total		$510,752	$11,596	$(2,819)	$519,529

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of September 30, 2019, there were $63.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$16,903	$—	$—	$16,903
Fixed maturities:
U.S. governmental securities	2	392	—	(147)	245
Corporate debt securities	2	1,311	29	(328)	1,012
Total fixed maturities		1,703	29	(475)	1,257
Mutual funds—debt securities	1	187,840	262	(2,645)	185,457
Mutual funds—equity securities	1	45,023	110	(18)	45,115
Other investment funds(1)		210,655	388	(7,784)	203,259
Equity securities	1	18,097	1,327	(213)	19,211
Other invested assets	2	8,398	2	(17)	8,383
Total investments		$488,619	$2,118	$(11,152)	$479,585
West Virginia Trust Receivable		8,663	—	—	8,663
Total		$497,282	$2,118	$(11,152)	$488,248

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of two to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018, there were $71.0 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The contractual maturities of debt securities as of September 30, 2019 and December 31, 2018 were as follows below (in thousands):

September 30, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$30	$246	$16
Corporate debt securities	96	598	18	—
Total fixed maturities	$208	$628	$264	$16

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$137	$108	$—
Corporate debt securities	68	873	55	16
Total fixed maturities	$68	$1,010	$163	$16

Temporary Declines in Fair Value The Partnership evaluates declines in fair value below cost for each asset held in the merchandise trusts on a quarterly basis.

An aging of unrealized losses on the Partnership’s investments in debt and equity securities within the merchandise trusts as of September 30, 2019 and December 31, 2018 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
September 30, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$110	$—	$397	$95	$507	$95
Corporate debt securities	75	6	424	110	499	116
Total fixed maturities	185	6	821	205	1,006	211
Mutual funds—debt securities	15,178	79	—	—	15,178	79
Mutual funds—equity securities	242	1	—	—	242	1
Other investment funds	69,464	2,524	—	—	69,464	2,524
Equity securities	5	4	—	—	5	4
Other invested assets	—	—	—	—	—	—
Total	$85,074	$2,614	$821	$205	$85,895	$2,819

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$243	$147	$243	$147
Corporate debt securities	103	2	549	326	652	328
Total fixed maturities	103	2	792	473	895	475
Mutual funds—debt securities	46,005	2,011	1,195	634	47,200	2,645
Mutual funds—equity securities	131	18	—	—	131	18
Other investment funds	169,929	7,784	—	—	169,929	7,784
Equity securities	—	—	597	213	597	213
Other invested assets	—	4	790	13	790	17
Total	$216,168	$9,819	$3,374	$1,333	$219,542	$11,152

For all securities in an unrealized loss position, the Partnership evaluated the severity of the impairment and length of time that a security has been in a loss position and concluded the decline in fair value below the asset’s cost was temporary in nature. In addition, the Partnership is not aware of any circumstances that would prevent the future market value recovery for these securities.

Other-Than-Temporary Impairment of Trust Assets

The Partnership assesses its merchandise trust assets for other-than-temporary declines in fair value on a quarterly basis. During the three months ended September 30, 2019, the Partnership determined, based on its review, that there were 62 securities with an aggregate cost basis of approximately $4.8 million and an aggregate fair value of approximately $4.3 million, resulting in an impairment of $0.5 million, with such impairment considered to be other-than-temporary. During the three months ended September 30, 2018, the Partnership determined, based on its review, that there were 37 securities with an aggregate cost basis of approximately $62.1 million and an aggregate fair value of approximately $61.3 million, resulting in an impairment of $0.8 million, with such impairment considered to be other-than-temporary. During the nine months ended September 30, 2019, the Partnership determined, based on its review, that there were 87 securities with an aggregate cost basis of approximately $96.7 million and an aggregate fair value of approximately $93.9 million, resulting in an impairment of $2.8 million, with such impairment considered to be other-than-temporary. During the nine months ended September 30, 2018, the Partnership determined, based on its review, that there were 122 securities with an aggregate cost basis of approximately $227.9 million and an aggregate fair value of approximately $215.9 million, resulting in an impairment of $12.0 million, with such impairment considered to be other-than-temporary due to credit indicators. Accordingly, the Partnership adjusted the cost basis of these assets to their current value and offset these changes against deferred merchandise trust revenue. These adjustments to deferred revenue will be reflected within the Partnership’s unaudited condensed consolidated statements of operations in future periods as the underlying merchandise is delivered or the underlying service is performed.

7.	MERCHANDISE TRUSTS

At December 31, 2018 and 2017, the Partnership’s merchandise trusts consisted of investments in debt and equity marketable securities and cash equivalents, both directly as well as through mutual and investment funds.

All of these investments are carried at fair value. All of these investments subject to the fair value hierarchy are considered either Level 1 or Level 2 assets pursuant to the three-level hierarchy described in Note 15. There were no Level 3 assets.

As discussed in Note 1, when we receive a payment from a customer, we deposit the amount required by law into the merchandise trusts that may be subject to cancellation on demand by the customer. The Partnership’s merchandise trusts related to states in which customers may cancel contracts with us comprise 53.3% of the total merchandise trust as of December 31, 2018.

The merchandise trusts are variable interest entities (“VIE”) of which the Partnership is deemed the primary beneficiary. The assets held in the merchandise trusts are required to be used to purchase the merchandise and provide the services to which they relate. If the value of these assets falls below the cost of purchasing such merchandise and providing such services, the Partnership may be required to fund this shortfall.

The Partnership included $8.7 million and $9.1 million of investments held in trust as required by law by the West Virginia Funeral Directors Association at December 31, 2018 and December 31, 2017, respectively in its merchandise trust assets. These trusts are recognized at their account value, which approximates fair value.

A reconciliation of the Partnership’s merchandise trust activities for the years ended December 31, 2018 and 2017 is presented below (in thousands):

	Years Ended December 31,
	2018	2017
Balance—beginning of period	$515,456	$507,079
Contributions	66,408	59,983
Distributions	(79,862)	(81,634)
Interest and dividends	27,228	24,762
Capital gain distributions	543	1,149
Realized gains and losses, net	(1,012)	17,762
Other than temporary impairment	(28,555)	—
Taxes	(347)	(1,272)
Fees	(3,855)	(3,095)
Unrealized change in fair value	(7,756)	(9,278)
Balance—end of period	$488,248	$515,456

During the years ended December 31, 2018 and 2017, purchases of available for sale securities were approximately $117.7 million and  $374.5 million, respectively. During the years ended December 31, 2018 and 2017, sales, maturities and paydowns of available for sale securities were approximately $109.5 million and $368.1 million, respectively. Cash flows from pre-need contracts are presented as operating cash flows in our consolidated statement of cash flows.

The cost and market value associated with the assets held in the merchandise trusts as of December 31, 2018 and 2017 were as follows (in thousands):

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$16,903	$—	$—	$16,903
Fixed maturities:
U.S. governmental securities	2	392	-	(147)	245
Corporate debt securities	2	1,311	29	(328)	1,012
Total fixed maturities		1,703	29	(475)	1,257
Mutual funds—debt securities	1	187,840	262	(2,645)	185,457
Mutual funds—equity securities	1	45,023	110	(18)	45,115
Other investment funds (1)		210,655	388	(7,784)	203,259
Equity securities	1	18,097	1,327	(213)	19,211
Other invested assets	2	8,398	2	(17)	8,383
Total investments		$488,619	$2,118	$(11,152)	$479,585
West Virginia Trust Receivable		8,663	—	—	8,663
Total		$497,282	$2,118	$(11,152)	$488,248

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of two to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018, there were $71.0 million in unfunded commitments to the private credit funds, which are callable at any time.

December 31, 2017	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$10,421	$—	$—	$10,421
Fixed maturities:
U.S. governmental securities	2	196	1	(65)	132
Corporate debt securities	2	1,204	52	(242)	1,014
Total fixed maturities		1,400	53	(307)	1,146
Mutual funds—debt securities	1	222,450	1,522	(1,211)	222,761
Mutual funds—equity securities	1	71,500	2,399	(6,292)	67,607
Other investment funds (1)		171,044	522	(401)	171,165
Equity securities	1	21,808	2,715	(277)	24,246
Other invested assets	2	9,013	—	—	9,013
Total investments		$507,636	$7,211	$(8,488)	$506,359
West Virginia Trust Receivable		9,097	—	—	9,097
Total		$516,733	$7,211	$(8,488)	$515,456

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds which have redemption periods ranging from 1 to 90 days, and private credit funds, which have lockup periods of four to eight years with two potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2017, there were $52.1 million in unfunded commitments to the private credit funds, which are callable at any time.

The contractual maturities of debt securities as of December 31, 2018 and 2017 were as follows below (in thousands):

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$137	$108	$—
Corporate debt securities	68	873	55	16
Total fixed maturities	$68	$1,010	$163	$16

December 31, 2017	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$78	$54	$—
Corporate debt securities	76	801	125	11
Total fixed maturities	$76	$879	$179	$11

Temporary Declines in Fair Value

The Partnership evaluates declines in fair value below cost for each asset held in the merchandise trusts on a quarterly basis.

An aging of unrealized losses on the Partnership’s investments in debt and equity securities within the merchandise trusts as of December 31, 2018 and 2017 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$243	$147	$243	$147
Corporate debt securities	103	2	549	326	652	328
Total fixed maturities	103	2	792	473	895	475
Mutual funds—debt securities	46,005	2,011	1,195	634	47,200	2,645
Mutual funds—equity securities	131	18	—	—	131	18
Other investment funds	169,929	7,784	—	—	169,929	7,784
Equity securities	-	-	597	213	597	213
Other invested assets	-	4	790	13	790	17
Total	$216,168	$9,819	$3,374	$1,333	$219,542	$11,152

	Less than 12 months		12 months or more		Total
December 31, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$112	$65	$112	$65
Corporate debt securities	150	50	361	192	511	242
Total fixed maturities	150	50	473	257	623	307
Mutual funds—debt securities	102,526	912	1,462	299	103,988	1,211
Mutual funds—equity securities	51,196	6,292	—	—	51,196	6,292
Other investment funds	48,140	401	—	—	48,140	401
Equity securities	2,906	255	390	22	3,296	277
Total	$204,918	$7,910	$2,325	$578	$207,243	$8,488

For all securities in an unrealized loss position, the Partnership evaluated the severity of the impairment and length of time that a security has been in a loss position and concluded the decline in fair value below the asset’s cost was temporary in nature. In addition, the Partnership is not aware of any circumstances that would prevent the future market value recovery for these securities.

Other-Than-Temporary Impairment of Trust Assets

The Partnership assesses its merchandise trust assets for other-than-temporary declines in fair value on a quarterly basis. During the year ended December 31, 2018, the Partnership determined, based on its review, that there were 214 securities with an aggregate cost basis of approximately $285.5 million and an aggregate fair value of approximately $256.9 million, resulting in an impairment of $28.6 million, with such impairment considered to be other-than-temporary due to credit indicators. Accordingly, the Partnership adjusted the cost basis of these assets to their current value and offset this change against deferred merchandise trust revenue. This adjustment to deferred revenue will be reflected within the Partnership’s consolidated statement of operations in future periods as the underlying merchandise is delivered or the underlying service is performed.  During the year ended December 31, 2017, the Partnership determined that there were no other than temporary impairments to the investment portfolio in the merchandise trust.